UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	02/29/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Municipal Money Market Fund
February 29, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.0%	Rate (%)		Date	Amount ($)	Value ($)

Massachusetts--94.4%
BB&T Municipal Trust
(Massachusetts, Special
Obligation Dedicated Tax
Revenue, Refunding) (Liquidity
Facility; Branch Banking and
Trust Co.and LOC; Branch
Banking and Trust Co.)		3.26	3/7/08	16,600,000 a,b	16,600,000
Dartmouth,
GO Notes (Municipal Purpose
Loan) (Insured; FSA)		3.38	2/15/09	516,000	525,665
Fall River,
GO Notes (Insured; XLCA)		6.25	7/15/08	1,000,000	1,010,317
Hanson,
GO Notes (Insured; MBIA)		4.00	11/15/08	337,000	338,278
Haverhill,
GO Notes, BAN		4.00	9/26/08	1,750,000	1,754,823
Haverhill,
GO Notes, BAN		3.50	12/12/08	3,500,000	3,513,255
Holliston,
GO Notes, BAN		3.50	5/30/08	1,150,000	1,150,365
Lexington,
GO Notes (Municipal Purpose
Loan)		3.50	2/15/09	1,463,000	1,486,514
Lowell,
GO Notes, BAN		4.00	9/19/08	1,000,000	1,002,608
Malden,
GO Notes, BAN		3.50	10/24/08	5,000,000	5,015,737
Massachusetts,
Consolidated Loan		4.00	5/1/08	300,000	301,025
Massachusetts,
Consolidated Loan		5.25	8/1/08	1,175,000	1,183,841
Massachusetts,
Consolidated Loan		5.00	9/1/08	2,000,000	2,014,958
Massachusetts,
Consolidated Loan		5.25	9/1/08	605,000	610,778
Massachusetts,
Consolidated Loan		5.75	2/1/09	1,600,000	1,643,305
Massachusetts,
Consolidated Loan, Refunding		5.00	8/1/08	1,250,000	1,258,195
Massachusetts,
Federal Highway GAN		5.50	6/15/08	7,200,000	7,274,397
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)		3.55	3/1/08	1,300,000 a	1,300,000

Massachusetts,
GO Notes, Refunding	5.38	8/1/08	1,445,000	1,456,531
Massachusetts,
GO Notes, Refunding	6.50	8/1/08	200,000	202,525
Massachusetts,
GO Notes, Refunding	5.50	11/1/08	400,000	406,503
Massachusetts,
GO Notes, Refunding (Insured;
FGIC)	5.75	8/1/08	500,000	505,006
Massachusetts,
GO Notes, Refunding (Insured;
MBIA)	5.38	8/1/08	1,000,000	1,008,038
Massachusetts Bay Transportation
Authority (General
Transportation System)	5.50	3/1/08	2,020,000	2,020,096
Massachusetts Bay Transportation
Authority, Refunding (General
Transportation System)	5.40	3/1/08	600,000	600,000
Massachusetts Bay Transportation
Authority, Refunding (General
Transportation System)	7.00	3/1/09	1,000,000	1,054,016
Massachusetts Development Finance
Agency, Education Revenue (The
Rivers School Issue) (LOC;
Citizens Bank of Massachusetts)	3.17	3/7/08	300,000 a	300,000
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Insured; FHLMC and Liquidity
Facility; FHLMC)	5.36	3/7/08	11,440,000 a,b	11,440,000
Massachusetts Development Finance
Agency, Revenue (Alliance
Health of Massachusetts
Project) (LOC; PNC Bank)	3.21	3/7/08	3,400,000 a	3,400,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	3.19	3/7/08	2,400,000 a	2,400,000
Massachusetts Development Finance
Agency, Revenue (Brooks School
Issue) (Insured; MBIA and
Liquidity Facility; Bank of
America)	5.25	3/7/08	4,405,000 a	4,405,000
Massachusetts Development Finance
Agency, Revenue
(Catania-Spagna Issue) (LOC;
Lloyds TSB Bank PLC)	3.25	3/7/08	2,375,000 a	2,375,000
Massachusetts Development Finance
Agency, Revenue (Draper
Laboratory Issue) (Insured;
MBIA and Liquidity Facility:
JPMorgan Chase Bank)	5.25	3/7/08	5,120,000 a	5,120,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastics

Issue) (LOC; PNC Bank)	3.20	3/7/08	2,190,000 a	2,190,000
Massachusetts Development Finance
Agency, Revenue (Fessenden
School Issue) (LOC; Bank of
America)	3.17	3/7/08	3,900,000 a	3,900,000
Massachusetts Development Finance
Agency, Revenue (FIBA
Technologies Issue) (LOC;
Comerica Bank)	3.10	3/7/08	1,565,000 a	1,565,000
Massachusetts Development Finance
Agency, Revenue (JHC Assisted
Living Corporation Issue)
(LOC; TD Banknorth, N.A.)	3.18	3/7/08	5,010,000 a	5,010,000
Massachusetts Development Finance
Agency, Revenue (Lesley
University Issue) (LOC; Bank
of America)	3.17	3/7/08	2,900,000 a	2,900,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	3.16	3/7/08	2,800,000 a	2,800,000
Massachusetts Development Finance
Agency, Revenue (Northfield
Mount Hermon School Issue)
(LOC; JPMorgan Chase Bank)	3.17	3/7/08	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	3.17	3/7/08	10,980,000 a	10,980,000
Massachusetts Development Finance
Agency, Revenue (Young Mens's
Christian Association of
Greater Worcester Issue) (LOC;
TD Banknorth, N.A.)	3.17	3/7/08	5,840,000 a	5,840,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld, Inc.
Issue) (LOC; TD Banknorth,
N.A.)	3.18	3/7/08	4,120,000 a	4,120,000
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA and Liquidity
Facility; Morgan Stanley Bank)	6.33	3/7/08	5,245,000 a,b	5,245,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Alliance
Health of Southeastern
Massachusetts Issue) (LOC; RBS
Citizens NA)	2.40	3/7/08	5,995,000 a	5,995,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group

Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	3.18	3/7/08	5,000,000 a	5,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	8.00	3/1/08	1,200,000 a	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center)
(LOC; TD Banknorth, N.A.)	3.03	3/7/08	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.76	3/7/08	5,225,000 a,b	5,225,000
Massachusetts Housing Finance
Agency, Insured Construction
Loan Revenue (Insured; FSA)	3.85	6/1/08	1,750,000	1,750,000
Massachusetts Industrial Finance
Agency, IDR (LB Foster Company
Project) (LOC; PNC Bank)	3.16	3/7/08	2,045,000 a	2,045,000
Massachusetts Industrial Finance
Agency, Industrial Revenue
(Mercer Paper Tube Corporation
Issue) (LOC; JPMorgan Chase
Bank)	3.16	3/7/08	1,000,000 a	1,000,000
Massachusetts Industrial Finance
Agency, Revenue (Heritage at
Hingham Issue) (Liquidity
Facility; FNMA and LOC; FNMA)	3.11	3/7/08	6,760,000 a	6,760,000
Massachusetts Industrial Finance
Agency, Revenue (Milton
Academy Issue) (Insured; MBIA
and Liquidity Facility; Bank
of America)	5.25	3/7/08	500,000 a	500,000
Massachusetts Industrial Finance
Agency, Senior Living Facility
Revenue (Forge Hill Project)	7.00	4/1/08	1,480,000 c	1,513,297
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue	4.00	8/15/08	625,000	626,105
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue	5.00	8/15/08	1,550,000	1,560,998
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/08	800,000	805,764
North Reading,

GO Notes (Municipal Purpose
Loan) (Insured; FSA)	4.50	9/15/08	384,000	385,920
Salem,
GO Notes, BAN	4.00	10/23/08	3,280,000	3,292,242
Stoughton,
GO Notes, BAN	4.00	6/26/08	1,227,000	1,228,796
Wachusett Regional School
District, GO Notes, RAN	4.00	6/30/08	3,500,000	3,510,233
Wenham,
GO Notes, BAN	2.10	2/6/09	952,000	956,374
West Springfield,
GO Notes (Municipal Purpose
Loan) (Insured; FSA)	4.00	12/1/08	871,000	875,784
Wilmington,
GO Notes	5.00	6/15/08	1,000,000	1,005,555
Worcester,
GO Notes (Insured; MBIA)	5.00	7/1/08	1,000,000	1,006,725

U.S. Related--3.6%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Liquidity Facility;
Branch Banking and Trust Co. and
LOC: Branch Banking and Trust Co.)	3.22	3/7/08	2,000,000 a,b	2,000,000
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.22	3/7/08	1,000,000 a,b	1,000,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Morgan
Stanley Bank and LOC; Morgan
Stanley Bank)	3.25	3/7/08	4,000,000 a,b	4,000,000

Total Investments (cost $188,469,569)			98.0%	188,469,569
Cash and Receivables (Net)			2.0%	3,791,981
Net Assets			100.0%	192,261,550

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $45,510,000 or 23.7% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	188,469,569		0

Level 3 - Significant Unobservable Inputs	0		0

Total	188,469,569		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)